SCHEDULE OF OTHER PAYABLE AND ACCRUED LIABILITIES (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Payables and Accruals [Abstract]
Merchants deposits	[1]		¥ 31,369	¥ 42,452
Supplier deposits	[2]		25,538	32,997
Salaries and welfare payable			18,141	28,735
Taxes payable			14,555	15,531
Accrued marketing and other operational expenses			7,336	12,682
Accrued professional fees			6,782	10,165
Others			5,479	2,965
Total other payable and accrued liabilities		$ 15,381	¥ 109,200	¥ 145,527

[1]	The deposit obtained from the merchants is to ensure implementation of Yunji App’s platform policy and good product quality to be sold by the merchants on Yunji App under the Group’s marketplace business model. The deposit can be withdrawn immediately after the merchants terminate its online shop on Yunji App.
[2]	The deposit obtained from the suppliers is to ensure inventory level ready for the Group to purchase and good product quality under the Group’s sales of merchandise business model.